Servicing Advance Liabilities - Summary of Servicing Advance Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Servicing Advance liabilities Table [Line Items]
Servicing advance liabilities	$ 1,040,441	$ 971,286	$ 100,164
Early Advance Reimbursement Agreement [Member]
Summary of Servicing Advance liabilities Table [Line Items]
Servicing advance liabilities	928,873	903,381	35,600
Receivables Loan Agreement [Member]
Summary of Servicing Advance liabilities Table [Line Items]
Servicing advance liabilities	64,387	67,905	64,600
Indenture Agreement [Member]
Summary of Servicing Advance liabilities Table [Line Items]
Servicing advance liabilities	36,936	0
Revolving Credit Agreement [Member]
Summary of Servicing Advance liabilities Table [Line Items]
Servicing advance liabilities	$ 10,245	$ 0